NOTE 13 - EARNINGS PER SHARE: Schedule of Earnings Per Share, Basic and Diluted (Tables)	12 Months Ended
Jun. 30, 2018
Tables/Schedules
Schedule of Earnings Per Share, Basic and Diluted

	For the years ended June 30,
	2018	2017	2016
Net income attributable to common stockholders	$4,603,708	$4,945,764	$3,483,441
Weighted average number of common shares outstanding - Basic	20,800,670	15,000,000	15,000,000
Dilutive securities -unexercised warrants and options	9,280	-	-
Weighted average number of common shares outstanding – diluted	20,809,950	15,000,000	15,000,000

Earnings per share - Basic	$0.22	$0.33	$0.23
Earnings per share – Diluted	$0.22	$0.33	$0.23